Financial Assets and Liabilities - Summary of changes in liabilities arising from financing activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 638,922,453	$ 697,884,899
Beginning balance	119,387,660
Cash flow	(18,491,635)	(34,050,923)
Foreign currency exchange and other	5,032,732	(24,911,523)
Ending balance	744,851,210	638,922,453
Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	638,922,453
Cash flow	8,273,440
Foreign currency exchange and other	(22,941,416)
Ending balance	624,254,477	$ 638,922,453
Liability Related to Right of Use of Assets [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	119,387,660
Cash flow	(26,765,075)
Foreign currency exchange and other	27,974,148
Ending balance	$ 120,596,733